Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables and other current assets
Trade receivables	€ 39,603	€ 9,206	€ 22,133
Prepayments	292	142	543
Other receivables	14,114	9,261	5,289
Trade and other receivables	54,009	18,609	27,966
Inventories	255	276	279
Accrued income	4,443	3,863	2,584
Deferred charges	4,439	4,104	3,825
Other current assets	9,138	8,244	6,688
Total trade and other receivables & other current assets	€ 63,147	€ 26,852	€ 34,653